OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Sep. 30, 2012
OTHER COMPREHENSIVE INCOME
Schedule of components of accumulated OCI (loss)

We present other comprehensive income (OCI) and its components in the statement of changes in shareholders' equity. Accumulated OCI (loss) consisted of the following (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Adjustment to pension liability	$(35,471)	$(29,886)	$(26,601)	$(23,888)
Foreign currency translation	18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges	(3,781)	(4,023)	1,595	112

	$(21,148)	$(26,493)	$(16,340)	$(14,242)